Accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Payables and Accruals [Abstract]
Accrued research and development expenditure	$ 3.2	$ 2.5	$ 2.3